PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 159,727	$ 157,383
Accumulated depreciation	(13,786)	(10,516)
Property, plant and equipment, net	145,941	146,867
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,329	2,329
Terminals and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	82,100	81,826
Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	55,307	55,006
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17,250	17,250
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,741	$ 972